Written Put Option - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 07, 2021	Dec. 06, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Escrow deposit	$ 101,021
Fair value of derivative liability	$ 11,371
Derivative liabilities				$ 44,827
Funds held in the escrow accounts unavailability term	3 months
Derivative loss				33,456
Stock Repurchased During Period, Shares			9,952,803
Restricted Cash			$ 0	$ 101,021	$ 0
Derivative, Loss on Derivative			1,281
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value			43,546
Amount withdrawn from restricted cash for repurchase of shares			100,896
Reclassification from restricted cash to cash			$ 125
Repurchase At A Predetermined Price [Member]
Derivative [Line Items]
Stock Repurchased During Period, Shares			5,000,000
Shares repurchased price per share			$ 10.125
Forward Share Purchase Agreements
Derivative [Line Items]
Earnout period, holding term		3 months
Earnout period, stock price trigger (usd per share)		$ 10.15
Forward Share Purchase Agreements | Derivative Instrument, Period, One
Derivative [Line Items]
Earnout period, stock price trigger (usd per share)		10.15
Forward Share Purchase Agreements | Derivative Instrument, Period, Two
Derivative [Line Items]
Earnout period, stock price trigger (usd per share)		10
Forward Share Purchase Agreements | Derivative Instrument, Period, Three
Derivative [Line Items]
Earnout period, stock price trigger (usd per share)		10.05
Earnout stock price overage (usd per shares)		$ 0.05